SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of reconciliation of company's financial statements (Details) - ITHAX ACQUISITION CORP. - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class A ordinary shares issuance costs	$ 14,006,535	$ 14,006,535
Class A Common Stock Subject to Redemption
Gross proceeds		241,500,000
Proceeds allocated to Public Warrants		(11,109,000)
Class A ordinary shares issuance costs		(14,006,535)
Subsequent measurement of carrying value to redemption value	336,436	25,216,158
Class A ordinary shares subject to possible redemption	$ 241,937,059	$ 241,600,623